JPMorgan Active Developing Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Argentina — 0.3%
Vista Energy SAB de CV, ADR *	727	39,222
Brazil — 7.1%
B3 SA - Brasil Bolsa Balcao	49,524	93,980
Banco BTG Pactual SA	15,771	87,895
Banco do Brasil SA	19,705	93,399
BB Seguridade Participacoes SA	2,866	18,900
Itau Unibanco Holding SA, ADR	14,335	83,143
Itau Unibanco Holding SA (Preference)	2,905	16,816
MercadoLibre, Inc. *	116	222,974
NU Holdings Ltd., Class A *	12,859	170,253
Petroleo Brasileiro SA, ADR	7,707	99,420
Raia Drogasil SA	10,159	37,201
TIM SA	19,445	51,773
WEG SA	4,202	39,841
		1,015,595
China — 25.4%
Alibaba Group Holding Ltd.	29,260	358,917
China Construction Bank Corp., Class H	12,770	10,391
China Mengniu Dairy Co. Ltd.	42,032	84,257
China Merchants Bank Co. Ltd., Class H	26,352	144,938
China Pacific Insurance Group Co. Ltd., Class H	12,121	36,106
China Petroleum & Chemical Corp., Class H	113,134	61,874
China Resources Mixc Lifestyle Services Ltd. (a)	9,194	34,813
China Yangtze Power Co. Ltd., Class A	25,500	100,671
Contemporary Amperex Technology Co. Ltd., Class A	2,700	95,487
ENN Energy Holdings Ltd.	8,200	55,818
Full Truck Alliance Co. Ltd., ADR	11,036	124,265
Fuyao Glass Industry Group Co. Ltd., Class H (a)	35,917	242,000
H World Group Ltd., ADR	2,124	68,265
Haier Smart Home Co. Ltd., Class A	10,700	40,683
Haier Smart Home Co. Ltd., Class H	37,662	124,569
Huayu Automotive Systems Co. Ltd., Class A	9,600	22,077
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	18,500	70,700
JD.com, Inc., Class A	2,091	42,533
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,500	63,734
Kanzhun Ltd., ADR *	1,438	20,722
KE Holdings, Inc., ADR	3,625	63,184
Meituan * (a)	5,500	104,679
Midea Group Co. Ltd., Class A	24,100	243,907
Montage Technology Co. Ltd., Class A	6,749	63,050
NetEase, Inc.	11,995	246,560
PDD Holdings, Inc., ADR *	612	68,489
Ping An Insurance Group Co. of China Ltd., Class H	13,972	78,672
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	35,090
Shenzhou International Group Holdings Ltd.	11,383	85,758
Tencent Holdings Ltd.	10,989	578,189
Tencent Music Entertainment Group, ADR	4,761	57,037

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Trip.com Group Ltd., ADR *	899	63,083
Wuliangye Yibin Co. Ltd., Class A	2,200	38,484
Yum China Holdings, Inc.	1,838	85,007
		3,614,009
Greece — 1.0%
National Bank of Greece SA	12,040	104,333
Piraeus Financial Holdings SA	9,211	41,675
		146,008
Hong Kong — 1.5%
AIA Group Ltd.	7,956	55,932
Hong Kong Exchanges & Clearing Ltd.	2,354	92,135
Techtronic Industries Co. Ltd.	4,801	64,569
		212,636
Hungary — 0.5%
OTP Bank Nyrt.	1,051	65,025
India — 14.4%
Apollo Hospitals Enterprise Ltd.	474	37,176
Bajaj Auto Ltd.	1,135	115,629
Bajaj Finance Ltd.	1,578	143,082
Bharat Electronics Ltd.	14,266	47,911
Bharti Airtel Ltd.	3,135	58,639
HCL Technologies Ltd.	5,727	113,653
HDFC Bank Ltd., ADR	3,928	238,194
HDFC Bank Ltd.	3,240	63,418
Hindustan Aeronautics Ltd. (a)	821	37,133
ICICI Bank Ltd., ADR	3,324	95,299
Infosys Ltd., ADR (b)	12,387	271,895
ITC Hotels Ltd. *	1,327	2,496
ITC Ltd.	13,271	68,374
Kotak Mahindra Bank Ltd.	2,432	53,188
MakeMyTrip Ltd. *	708	77,363
Max Healthcare Institute Ltd.	2,926	35,722
NTPC Ltd.	18,804	70,033
Power Grid Corp. of India Ltd.	25,053	87,003
Shriram Finance Ltd.	26,970	168,730
Tata Consultancy Services Ltd.	3,105	146,924
Tata Motors Ltd.	6,829	56,203
UltraTech Cement Ltd.	453	59,905
		2,047,970
Indonesia — 3.2%
Bank Central Asia Tbk. PT	154,000	88,963
Bank Mandiri Persero Tbk. PT	197,400	72,529
Bank Rakyat Indonesia Persero Tbk. PT	829,300	214,148
Telkom Indonesia Persero Tbk. PT	494,500	79,639
		455,279

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — 4.1%
BBB Foods, Inc., Class A *	2,250	69,795
Grupo Aeroportuario del Pacifico SAB de CV, Class B	814	15,022
Grupo Financiero Banorte SAB de CV, Class O	28,616	198,636
Grupo Mexico SAB de CV	7,459	36,410
Southern Copper Corp.	265	24,279
Wal-Mart de Mexico SAB de CV	90,067	234,621
		578,763
Panama — 0.3%
Copa Holdings SA, Class A	475	44,279
Peru — 0.2%
Credicorp Ltd.	137	25,085
Poland — 0.4%
Dino Polska SA * (a)	534	59,133
Portugal — 0.3%
Jeronimo Martins SGPS SA	2,518	49,762
Saudi Arabia — 2.9%
Al Rajhi Bank	4,085	107,738
Saudi Arabian Oil Co. (a)	19,152	141,722
Saudi National Bank (The)	17,395	158,445
		407,905
Singapore — 0.4%
Grab Holdings Ltd., Class A *	12,633	57,859
South Africa — 2.3%
Absa Group Ltd.	3,523	35,010
Bid Corp. Ltd.	2,308	58,866
Capitec Bank Holdings Ltd.	473	75,311
FirstRand Ltd.	16,624	67,635
Shoprite Holdings Ltd.	955	14,577
Standard Bank Group Ltd.	6,557	76,480
		327,879
South Korea — 11.0%
Hana Financial Group, Inc.	1,569	64,942
Hanwha Aerospace Co. Ltd. *	375	102,745
Hanwha Vision Co. Ltd. *	415	9,121
Hyundai Motor Co.	492	69,249
KB Financial Group, Inc.	2,459	154,059
Kia Corp.	2,813	196,285
Samsung Electronics Co. Ltd.	9,347	333,816
Samsung Electronics Co. Ltd. (Preference)	2,298	67,447
Samsung Fire & Marine Insurance Co. Ltd.	666	173,824
Shinhan Financial Group Co. Ltd.	3,558	123,939
SK Hynix, Inc.	1,759	236,814
SK Telecom Co. Ltd.	819	31,187
		1,563,428

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	10,164	115,717
Taiwan — 19.0%
Accton Technology Corp.	1,889	43,378
ASE Technology Holding Co. Ltd.	44,825	232,664
Delta Electronics, Inc.	5,697	74,232
MediaTek, Inc.	2,435	105,453
Novatek Microelectronics Corp.	810	12,729
Quanta Computer, Inc.	26,345	208,867
Realtek Semiconductor Corp.	10,769	177,375
Taiwan Semiconductor Manufacturing Co. Ltd.	47,012	1,568,936
United Microelectronics Corp.	21,116	25,175
Wistron Corp.	16,857	55,322
Wiwynn Corp.	3,032	199,877
		2,704,008
Thailand — 1.0%
SCB X PCL, NVDR	37,500	138,954
Turkey — 2.2%
Aselsan Elektronik Sanayi ve Ticaret A/S	31,714	78,477
BIM Birlesik Magazalar A/S	4,867	74,678
Ford Otomotiv Sanayi A/S	2,071	53,703
KOC Holding A/S	7,184	34,056
Turkiye Garanti Bankasi A/S	10,837	38,486
Yapi ve Kredi Bankasi A/S	36,695	31,399
		310,799
United States — 0.8%
ExlService Holdings, Inc. *	1,192	59,910
Globant SA *	255	54,397
		114,307
Total Common Stocks (Cost $14,097,593)		14,093,622
Short-Term Investments — 1.9%
Investment of Cash Collateral from Securities Loaned — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $267,310)	267,310	267,310
Total Investments — 101.0% (Cost $14,364,903)		14,360,932
Liabilities in Excess of Other Assets — (1.0)%		(140,801)
NET ASSETS — 100.0%		14,220,131

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $263,115.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	20.2%
Semiconductors & Semiconductor Equipment	16.9
Technology Hardware, Storage & Peripherals	6.0
Broadline Retail	4.8
Interactive Media & Services	4.2
Consumer Staples Distribution & Retail	4.2
IT Services	4.1
Automobiles	3.4
Household Durables	2.8
Hotels, Restaurants & Leisure	2.8
Insurance	2.5
Oil, Gas & Consumable Fuels	2.4
Consumer Finance	2.2
Entertainment	2.1
Capital Markets	1.9
Aerospace & Defense	1.8
Automobile Components	1.8
Ground Transportation	1.3
Independent Power and Renewable Electricity Producers	1.2
Food Products	1.1
Electrical Equipment	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	8.4
Short-Term Investments	1.9

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$39,222	$—	$—	$39,222
Brazil	1,015,595	—	—	1,015,595
China	792,052	2,821,957	—	3,614,009
Greece	—	146,008	—	146,008
Hong Kong	—	212,636	—	212,636
Hungary	—	65,025	—	65,025
India	685,247	1,362,723	—	2,047,970
Indonesia	—	455,279	—	455,279

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$578,763	$—	$—	$578,763
Panama	44,279	—	—	44,279
Peru	25,085	—	—	25,085
Poland	59,133	—	—	59,133
Portugal	49,762	—	—	49,762
Saudi Arabia	—	407,905	—	407,905
Singapore	57,859	—	—	57,859
South Africa	170,356	157,523	—	327,879
South Korea	—	1,563,428	—	1,563,428
Spain	—	115,717	—	115,717
Taiwan	—	2,704,008	—	2,704,008
Thailand	—	138,954	—	138,954
Turkey	245,344	65,455	—	310,799
United States	114,307	—	—	114,307
Total Common Stocks	3,877,004	10,216,618	—	14,093,622
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	267,310	—	—	267,310
Total Investments in Securities	$4,144,314	$10,216,618	$—	$14,360,932
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$—	$349,167	$81,857	$—	$—	$267,310	267,310	$1,463	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.